Consolidated statement of comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit for the period	$ 8,422	$ 2,974	$ 3,125
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	(1,368)	3	1,747
– fair value gains/(losses)	(1,392)	293	2,654
– fair value gains transferred to the income statement on disposal	(375)	(214)	(454)
– expected credit recoveries/(losses) recognised in the income statement	(26)	(61)	109
– income taxes	425	(15)	(562)
Cash flow hedges	(238)	(5)	476
– fair value gains/(losses)	877	(412)	255
– fair value losses/(gains) reclassified to the income statement	(1,195)	405	364
– income taxes and other movements	80	2	(143)
Share of other comprehensive income/(expense) of associates and joint ventures	104	42	(115)
– share for the period	104	42	(115)
Exchange differences	(449)	9,407	(4,552)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/(liability)	(747)	(348)	1,182
– before income taxes	(775)	(480)	1,703
– income taxes	28	132	(521)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	155	(2,187)	2,354
– before income taxes	(2)	(2,746)	2,936
– income taxes	157	559	(582)
Equity instruments designated at fair value through other comprehensive income	(348)	335	(123)
– fair value gains/(losses)	(345)	334	(122)
– income taxes	(3)	1	(1)
Effects of hyperinflation	166	121	72
Other comprehensive income/(expense) for the period, net of tax	(2,725)	7,368	1,041
Total comprehensive income for the period	5,697	10,342	4,166
Attributable to:
– ordinary shareholders of the parent company	4,612	9,103	3,043
– preference shareholders of the parent company	7	45	45
– other equity holders	666	624	617
– non-controlling interests	412	570	461
Total comprehensive income for the period	$ 5,697	$ 10,342	$ 4,166